Income Taxes - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Tax deferred asset	$ 10	$ 11	$ 14
Unrecognized tax benefits		22	25	$ 18	$ 14
Deferred Tax Assets
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits		15	22	$ 16
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		239	327
Internal Revenue Service (IRS) | Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		28	$ 131
Operating loss carryforwards, limitations on use		$ 28